Balances and Transactions with Related Parties and Affiliated Companies - Balances (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Balances
Account receivable with related party transaction	$ 820	$ 509
Other receivables	190	746
Other payables	1,557	2,060
The Coca-Cola company | Bank loans and notes payables and accounts payable
Balances
Account payables with related party transactions	1,444	3,513
BBVA Bancomer, S.A. de C.V. | Bank loans and notes payables
Balances
Account payables with related party transactions	1,847	1,062
BBVA Bancomer, S.A. de C.V. | Cash and cash equivalent
Balances
Assets balance with related party transaction	8,076	1,092
Heineken Group | Accounts payable
Balances
Account payables with related party transactions	3,144	3,273
Heineken Group | Accounts receivable and other financial assets
Balances
Assets balance with related party transaction	2,001	2,512
Grupo Financiero Scotiabank Inverlat SA
Balances
Assets balance with related party transaction	6,585	2,016
Account payables with related party transactions	$ 132	$ 105